EARNINGS PER UNIT	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER UNIT
EARNINGS PER UNIT
The following table presents details on EPU.

	Year ended December 31,
	2013	2012 (1)
	(Dollars in thousands, except per-unit amounts)
Net income	$53,304	$42,997
Less: net income attributable to the pre-IPO period	—	24,112
Less: net income attributable to SMP Holdings	9,720	1,271
Net income attributable to SMLP	43,584	17,614
Less: net income attributable to general partner, including IDRs	1,035	352
Net income attributable to limited partners	$42,549	$17,262

Numerator for basic and diluted EPU:
Allocation of net income among limited partner interests:
Net income attributable to common units	$23,227	$8,632
Net income attributable to subordinated units	19,322	8,630
Net income attributable to limited partners	$42,549	$17,262

Denominator for basic and diluted EPU:
Weighted-average common units outstanding – basic	26,951,346	24,412,427
Less: effect of non-vested phantom units and non-vested restricted units	150,133	131,558
Weighted-average common units outstanding – diluted	27,101,479	24,543,985

Weighted-average subordinated units outstanding – basic and diluted	24,409,850	24,409,850

Net income per limited partner unit:
Common unit – basic	$0.86	$0.35
Common unit – diluted	$0.86	$0.35
Subordinated unit – basic and diluted	$0.79	$0.35

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(1) Calculated for the period from October 1, 2012 to December 31, 2012
Our general partner was not entitled to receive incentive distributions for periods prior to the fourth quarter of 2013 based on the amount of the distributions declared per common and subordinated unit. There were no units excluded from diluted earnings per unit as we do not have any anti-dilutive units for the year ended December 31, 2013 or for the period from October 1, 2012 to December 31, 2012. See Notes 6 and 8 for additional information.